                                                                 June 30, 2002

                                                            semi-annual report
ProFunds VP

ProFund VP Financial
ProFund VP Healthcare
ProFund VP Technology

[LOGO]PROFUNDS

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Financial                     Investments
             (Unaudited)                            June 30, 2002

           Common Stocks (99.7%)
                                                    Shares   Value
                                                    ------ ----------
          ACE, Ltd.................................  1,568 $   49,549
          AFLAC, Inc...............................  3,024     96,768
          Allstate Corp............................  3,584    132,536
          AMB Property Corp........................  2,128     65,968
          Ambac Financial Group, Inc...............    784     52,685
          American Express Co......................  6,496    235,935
          American International Group, Inc........ 12,320    840,594
          AmeriCredit Corp. *......................    672     18,850
          AmSouth Bancorp..........................  3,024     67,677
          Annaly Mortgage Management, Inc..........  2,464     47,802
          AON Corp.................................  1,680     49,526
          Archstone-Smith Trust....................  2,240     59,808
          Arthur J. Gallagher & Co.................  1,008     34,927
          Bank of America Corp.....................  8,176    575,264
          Bank of New York Co., Inc................  4,032    136,080
          Bank One Corp............................  6,384    245,656
          Banknorth Group, Inc.....................  2,016     52,456
          BB&T Corp................................  3,024    116,726
          Bear Stearns Cos., Inc...................    784     47,981
          Brandywine Realty Trust..................  2,576     66,718
          Capital Automotive Real Estate Investment
           Trust...................................  2,352     56,119
          Capital One Financial Corp...............  1,344     82,051
          Charter One Financial, Inc...............  1,680     57,758
          Chubb Corp...............................  1,008     71,366
          Cincinnati Financial Corp................  1,120     52,114
          Citigroup, Inc........................... 27,776  1,076,320
          Comerica, Inc............................  1,232     75,645
          Compass Bancshares, Inc..................  1,568     52,685
          Countrywide Credit Industries, Inc.......  1,008     48,636
          Duke-Weeks Realty Corp...................  2,128     61,606
          Edwards (A.G.), Inc......................  1,008     39,181
          Equity Office Properties Trust...........  2,800     84,279
          Equity Residential Properties Trust......  2,352     67,620
          Fannie Mae...............................  5,376    396,480
          Federated Investors, Inc.--Class B.......  1,232     42,590
          Fidelity National Financial, Inc.........  1,008     31,853
          Fifth Third Bancorp......................  2,688    179,155
          First Tennessee National Corp............  1,344     51,475
          Fleet Boston Financial Corp..............  5,712    184,783
          Franklin Resources, Inc..................  1,008     42,981
          Freddie Mac..............................  3,808    233,050
          General Growth Properties, Inc...........  1,232     62,832
          Golden State Bancorp, Inc................  1,232     44,660
          Golden West Financial Corp...............  1,008     69,330
          Goldman Sachs Group, Inc.................  1,344     98,583
          Hartford Financial Services Group, Inc...  1,456     86,588
          Household International, Inc.............  2,576    128,027
          Huntington Bancshares, Inc...............  3,024     58,726
          J.P. Morgan Chase & Co................... 10,752    364,709
          Jefferson-Pilot Corp.....................  1,232     57,904
          John Hancock Financial Services, Inc.....  2,016     70,963
          KeyCorp..................................  2,800     76,440
          Legg Mason, Inc..........................    784     38,683
          Lincoln National Corp....................  1,232     51,744
          Loews Corp...............................  1,008     53,414
          M&T Bank Corp............................    784     67,236
          Mack-Cali Realty Corp....................  1,792     62,989

               Common Stocks, continued
                                                Shares    Value
                                                ------ -----------
              Marsh & McLennan Cos., Inc.......  1,568 $   151,469
              Marshall & Ilsley Corp...........  1,904      58,891
              MBIA, Inc........................  1,008      56,982
              MBNA Corp........................  4,256     140,746
              Mellon Financial Corp............  2,688      84,484
              Merrill Lynch & Co., Inc.........  4,480     181,440
              MetLife, Inc.....................  1,792      51,610
              MGIC Investment Corp.............    672      45,562
              Morgan Stanley Dean Witter & Co..  5,600     241,248
              National City Corp...............  3,136     104,272
              National Commerce Financial Corp.  2,128      55,966
              New Plan Excel Realty Trust, Inc.  2,800      58,324
              North Fork Bancorp, Inc..........  1,568      62,422
              Northern Trust Corp..............  1,456      64,151
              People's Bank....................  2,240      58,486
              PMI Group, Inc...................    896      34,227
              PNC Financial Services Group.....  1,680      87,830
              Principal Financial Group, Inc. *  2,016      62,496
              Progressive Corp.................  1,232      71,271
              Prologis Trust...................  2,464      64,064
              Prudential Financial, Inc. *.....  3,360     112,090
              Radian Group, Inc................    784      38,298
              Regions Financial Corp...........  2,016      70,862
              SAFECO Corp......................  1,344      41,516
              Schwab (Charles) Corp............  6,496      72,755
              SEI Investments Co...............  1,008      28,395
              SLM Corp.........................  1,008      97,675
              SouthTrust Corp..................  2,800      73,136
              Sovereign Bancorp, Inc...........  3,136      46,883
              St. Paul Companies, Inc..........  1,344      52,308
              State Street Corp................  2,016      90,115
              Stilwell Financial, Inc..........  2,016      36,691
              SunTrust Banks, Inc..............  1,456      98,600
              Synovus Financial Corp...........  2,016      55,480
              T. Rowe Price Group, Inc.........  1,232      40,508
              U.S. Bancorp..................... 10,640     248,445
              Union Planters Corp..............  1,904      61,632
              UnumProvident Corp...............  1,568      39,906
              Wachovia Corp....................  7,504     286,504
              Washington Mutual, Inc...........  5,264     195,347
              Wells Fargo & Co.................  9,184     459,752
              XL Capital, Ltd.--Class A........    896      75,891
              Zions Bancorp....................    896      46,682
                                                       -----------
              TOTAL COMMON STOCKS..............         11,479,493
                                                       -----------

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Financial                     Investments
             (Unaudited)                            June 30, 2002

       Federal Home Loan Bank (0.1%)
                                                    Principal
                                                     Amount      Value
                                                    --------- -----------
      Federal Home Loan Bank, 1.36%, 07/01/02......  $17,000  $    16,998
                                                              -----------
      TOTAL FEDERAL HOME LOAN BANK.................                16,998
                                                              -----------
      TOTAL INVESTMENTS
       (Cost $10,437,796)/(a)/--(99.8%)............            11,496,491
      Other assets in excess of liabilities--(0.2%)                19,821
                                                              -----------
      NET ASSETS--(100.0 %)........................           $11,516,312
                                                              ===========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $1,183,032
                    Unrealized depreciation....   (124,337)
                                                ----------
                    Net unrealized appreciation $1,058,695
                                                ==========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial
(Unaudited)

        Statement of Assets and Liabilities
                                                           June 30, 2002
       Assets:
         Investments, at value (cost $10,437,796)........... $11,496,491
         Cash...............................................         580
         Dividends and interest receivable..................      26,568
         Receivable for investments sold....................   1,434,563
         Prepaid expenses...................................         350
                                                             -----------
          Total Assets......................................  12,958,552
                                                             -----------
       Liabilities:
         Payable for capital shares redeemed................   1,377,839
         Advisory fees payable..............................       6,761
         Administration fees payable........................         683
         Administrative services fees payable...............      32,164
         Distribution fees payable..........................      17,825
         Other accrued expenses.............................       6,968
                                                             -----------
          Total Liabilities.................................   1,442,240
                                                             -----------
       Net Assets........................................... $11,516,312
                                                             ===========
       Net Assets consist of:
         Capital............................................ $14,844,184
         Accumulated undistributed net investment income....       5,495
         Accumulated net realized losses on investments.....  (4,392,062)
         Net unrealized appreciation/(depreciation) on
          investments.......................................   1,058,695
                                                             -----------
       Net Assets........................................... $11,516,312
                                                             ===========
         Shares of Beneficial Interest Outstanding..........     428,354
                                                             ===========
         Net Asset Value (offering and redemption price per
          share)............................................ $     26.89
                                                             ===========

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $   315,056
        Interest.............................................         439
                                                              -----------
         Total Income........................................     315,495
                                                              -----------
      Expenses:
        Advisory fees........................................     117,530
        Management services fees.............................      23,506
        Administration fees..................................       6,201
        Administrative services fees.........................      66,327
        Distribution fees....................................      39,177
        Custody fees.........................................      17,358
        Fund accounting fees.................................      10,470
        Transfer agent fees..................................      16,654
        Other fees...........................................      18,904
                                                              -----------
         Total Expenses before waivers.......................     316,127
         Less Expenses waived by the Investment Advisor......      (6,127)
                                                              -----------
         Net Expenses........................................     310,000
                                                              -----------
      Net Investment Income..................................       5,495
                                                              -----------
      Realized and Unrealized Gains/(Losses) on
       Investments:
        Net realized losses on investments...................  (2,574,561)
        Net change in unrealized appreciation/(depreciation)
         on investments......................................    (339,924)
                                                              -----------
         Net realized and unrealized losses on investments...  (2,914,485)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(2,908,990)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial

 Statements of Changes in Net Assets
                                                                                           For the period
                                                                           For the      January 22, 2001/(a)/
                                                                       six months ended       through
                                                                        June 30, 2002    December 31, 2001
                                                                       ---------------- --------------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment income...............................................  $       5,495      $      18,428
  Net realized losses on investments..................................     (2,574,561)        (1,817,501)
  Net change in unrealized appreciation/(depreciation) on investments.       (339,924)         1,398,619
                                                                        -------------      -------------
  Change in net assets resulting from operations......................     (2,908,990)          (400,454)
                                                                        -------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................    169,270,345        151,588,755
  Cost of shares redeemed.............................................   (174,933,936)      (131,099,408)
                                                                        -------------      -------------
  Change in net assets resulting from capital transactions............     (5,663,591)        20,489,347
                                                                        -------------      -------------
  Change in net assets................................................     (8,572,581)        20,088,893
Net Assets:
  Beginning of period.................................................     20,088,893                 --
                                                                        -------------      -------------
  End of period.......................................................  $  11,516,312      $  20,088,893
                                                                        =============      =============
Share Transactions:
  Issued..............................................................      5,964,536          5,318,021
  Redeemed............................................................     (6,253,181)        (4,601,022)
                                                                        -------------      -------------
  Change in shares....................................................       (288,645)           716,999
                                                                        =============      =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financial
(Unaudited)

 Financial Highlights
Selected data for a share of beneficial interest
outstanding throughout the periods indicated.
                                                                                        For the period
                                                                   For the           January 22, 2001/(a)/
                                                               six months ended            through
                                                                June 30, 2002         December 31, 2001
                                                             ----------------        --------------------
                                                                 (Unaudited)
Net Asset Value, Beginning of Period........................   $     28.02               $     30.00
                                                               -----------               -----------
Investment Activities:
 Net investment income......................................            --/(b), (c)/            0.04/(c)/
 Net realized and unrealized losses on investments..........         (1.13)                    (2.02)
                                                               -----------               -----------
 Total loss from investment activities......................         (1.13)                    (1.98)
                                                               -----------               -----------
Net Asset Value, End of Period..............................   $     26.89               $     28.02
                                                               ===========               ===========
Total Return................................................         (4.03)%/(d)/              (6.60)%/(d)/
Ratios/Supplemental Data:
Net assets, end of period...................................   $11,516,312               $20,088,893
Ratio of expenses to average net assets.....................          1.98%/(e)/                2.10%/(e)/
Ratio of net investment income to average net assets........          0.04%/(e)/                0.16%/(e)/
Ratio of expenses to average net assets*....................          2.02%/(e)/                2.10%/(e)/
Portfolio turnover..........................................           845%                     1330%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Amount is less than $0.005.
/(c)/Per share net investment income has been calculated using the daily average shares method.
/(d)/Not annualized.
/(e)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Healthcare                    Investments
             (Unaudited)                            June 30, 2002

         Common Stocks (99.7%)
                                                       Shares   Value
                                                       ------ ----------
        Abbott Laboratories...........................  9,345 $  351,839
        Abgenix, Inc..................................    840      8,232
        Accredo Health, Inc...........................    210      9,689
        AdvancePCS....................................    630     15,082
        Aetna, Inc....................................    945     45,332
        Affymetrix, Inc...............................    420     10,076
        Alkermes, Inc.................................    630     10,086
        Allergan, Inc.................................    840     56,070
        Amgen, Inc....................................  6,615    277,035
        Andrx Group...................................    525     14,159
        Anthem, Inc...................................    630     42,512
        Apogent Technologies, Inc.....................    945     19,439
        Bard (C.R.), Inc..............................    420     23,764
        Barr Laboratories, Inc........................    210     13,341
        Bausch & Lomb, Inc............................    525     17,771
        Baxter International, Inc.....................  3,885    172,688
        Beckman Coulter, Inc..........................    525     26,198
        Becton, Dickinson & Co........................  1,785     61,493
        Biogen, Inc...................................  1,050     43,502
        Biomet, Inc...................................  1,785     48,409
        Boston Scientific Corp........................  1,890     55,415
        Bristol-Myers Squibb Co....................... 12,390    318,423
        Caremark Rx, Inc..............................  1,680     27,720
        Celgene Corp..................................    735     11,246
        Cephalon, Inc.................................    420     18,984
        Charles River Laboratories International, Inc.    420     14,721
        Chiron Corp...................................    840     29,694
        CIGNA Corp....................................    840     81,833
        CYTYC Corp....................................  1,050      8,001
        DaVita, Inc...................................    630     14,994
        DENTSPLY International, Inc...................    630     23,253
        Edwards Lifesciences Corp.....................    630     14,616
        Eli Lilly & Co................................  6,090    343,476
        Enzon, Inc....................................    420     10,336
        Express Scripts, Inc.--Class A................    420     21,046
        First Health Group Corp.......................    735     20,609
        Forest Laboratories, Inc......................  1,155     81,774
        Genentech, Inc................................  1,470     49,245
        Genzyme Corp.--General Division...............  1,470     28,283
        Gilead Sciences, Inc..........................  1,260     41,429
        Guidant Corp..................................  1,995     60,309
        HCA, Inc......................................  2,940    139,650
        Health Management Associates, Inc.--Class A...  1,680     33,852
        Health Net, Inc...............................    945     25,298
        Healthsouth Corp..............................  2,730     34,917
        Henry Schein, Inc.............................    315     14,018
        Hillenbrand Industries, Inc...................    420     23,583
        Human Genome Sciences, Inc....................  1,050     14,070
        Humana, Inc...................................  1,260     19,694
        ICN Pharmaceuticals, Inc......................    735     17,794
        ICOS Corp.....................................    525      8,904
        IDEC Pharmaceuticals Corp.....................  1,050     37,223
        ImClone Systems, Inc..........................    735      6,391
        Immunex Corp..................................  2,205     49,260
        Invitrogen Corp...............................    420     13,444
        IVAX Corp.....................................  1,365     14,742
        Johnson & Johnson............................. 19,110    998,688
        King Pharmaceuticals, Inc.....................  1,470     32,708
        Laboratory Corp. of America Holdings..........    945     43,139
        Ligand Pharmaceuticals, Inc.--Class B.........    630      9,135

      Common Stocks, continued
                                                     Shares      Value
                                                    --------- -----------
     Lincare Holdings, Inc.........................      840   $   27,132
     Manor Care, Inc...............................      840       19,320
     Medicis Pharmaceutical Corp...................      315       13,469
     MedImmune, Inc................................    1,680       44,352
     Medtronic, Inc................................    7,770      332,944
     Merck & Co., Inc..............................   14,385      728,456
     Mid Atlantic Medical Services, Inc............      420       13,167
     Millennium Pharmaceuticals, Inc...............    1,890       22,964
     Mylan Laboratories, Inc.......................      945       29,626
     Neurocrine Biosciences, Inc...................      315        9,025
     Omnicare, Inc.................................      735       19,301
     OSI Pharmaceuticals, Inc......................      420       10,088
     Oxford Health Plans, Inc......................      630       29,270
     Patterson Dental Co...........................      525       26,423
     Pfizer, Inc...................................   39,690    1,389,150
     Pharmaceutical Product Development, Inc.......      420       11,063
     Pharmacia Corp................................    8,295      310,648
     Protein Design Labs, Inc......................      840        9,122
     Quest Diagnostics, Inc........................      525       45,176
     Quintiles Transnational Corp..................    1,155       14,426
     Renal Care Group, Inc.........................      525       16,354
     Schering-Plough Corp..........................    9,450      232,470
     Scios, Inc....................................      420       12,856
     Sepracor, Inc.................................      945        9,025
     SICOR, Inc....................................      735       13,627
     St. Jude Medical, Inc.........................      525       38,771
     Stryker Corp..................................    1,050       56,186
     Techne Corp...................................      420       11,852
     Tenet Healthcare Corp.........................    2,100      150,255
     Transkaryotic Therapies, Inc..................      315       11,356
     Triad Hospitals, Inc..........................      525       22,250
     Trigon Healthcare, Inc........................      210       21,122
     UnitedHealth Group, Inc.......................    1,995      182,642
     Universal Health Services, Inc.--Class B......      420       20,580
     Varian Medical Systems, Inc...................      525       21,289
     Vertex Pharmaceuticals, Inc...................      630       10,256
     Watson Pharmaceuticals, Inc...................      840       21,227
     Wellpoint Health Networks, Inc................      945       73,530
     Wyeth.........................................    8,400      430,080
     Zimmer Holdings, Inc..........................    1,365       48,676
                                                              -----------
     TOTAL COMMON STOCKS...........................             8,588,160
                                                              -----------
      Federal Home Loan Bank (1.2%)
                                                    Principal
                                                     Amount
                                                    ---------
     Federal Home Loan Bank, 1.35%, 07/01/02....... $107,000      106,988
                                                              -----------
     TOTAL FEDERAL HOME LOAN BANK..................               106,988
                                                              -----------
     TOTAL INVESTMENTS
      (Cost $8,902,123)/(a)/--(100.9%).............             8,695,148
     Liabilities in excess of other assets--(-0.9%)               (75,920)
                                                              -----------
     NET ASSETS--(100.0%)..........................            $8,619,228
                                                              ===========

------
*Non-incomeproducing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation.... $ 509,751
                     Unrealized depreciation....  (716,726)
                                                 ---------
                     Net unrealized appreciation $(206,975)
                                                 =========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare
(Unaudited)

       Statement of Assets and Liabilities
                                                            June 30, 2002
      Assets:
        Investments, at value (cost $8,902,123)............  $ 8,695,148
        Dividends and interest receivable..................        9,426
        Prepaid and other expenses.........................        4,951
                                                             -----------
         Total Assets......................................    8,709,525
                                                             -----------
      Liabilities:
        Payable to custodian...............................       52,861
        Advisory fees payable..............................        6,555
        Administration fees payable........................          524
        Administrative services fees payable...............       19,635
        Distribution fees payable..........................       10,722
                                                             -----------
         Total Liabilities.................................       90,297
                                                             -----------
      Net Assets...........................................  $ 8,619,228
                                                             ===========
      Net Assets consist of:
        Capital............................................  $16,500,351
        Accumulated net investment loss....................      (78,697)
        Accumulated net realized losses on investments.....   (7,595,451)
        Net unrealized appreciation/(depreciation) on
         investments.......................................     (206,975)
                                                             -----------
      Net Assets...........................................  $ 8,619,228
                                                             ===========
        Shares of Beneficial Interest Outstanding..........      374,502
                                                             ===========
        Net Asset Value (offering and redemption price per
         share)............................................  $     23.02
                                                             ===========

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $   139,842
        Interest.............................................         721
                                                              -----------
         Total Income........................................     140,563
                                                              -----------
      Expenses:
        Advisory fees........................................      87,909
        Management services fees.............................      17,582
        Administration fees..................................       4,682
        Administrative services fees.........................      49,365
        Distribution fees....................................      29,303
        Custody fees.........................................      11,609
        Fund accounting fees.................................       6,374
        Transfer agent fees..................................      10,473
        Other fees...........................................      11,956
                                                              -----------
         Total Expenses before waivers.......................     229,253
         Less Expenses waived by the Investment Advisor......      (9,993)
                                                              -----------
         Net Expenses........................................     219,260
                                                              -----------
      Net Investment Loss....................................     (78,697)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments...................  (2,453,330)
        Net change in unrealized appreciation/(depreciation)
         on investments......................................  (1,874,132)
                                                              -----------
         Net realized and unrealized losses on investments...  (4,327,462)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(4,406,159)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare

 Statements of Changes in Net Assets
                                                                                        For the period
                                                                        For the six  January 22, 2001/(a)/
                                                                       months ended        through
                                                                       June 30, 2002  December 31, 2001
                                                                       ------------- --------------------
                                                                        (Unaudited)
From Investment Activities:
Operations:
  Net investment loss................................................. $    (78,697)    $    (175,526)
  Net realized losses on investments..................................   (2,453,330)       (5,142,121)
  Net change in unrealized appreciation/(depreciation) on investments.   (1,874,132)        1,667,157
                                                                       ------------     -------------
  Change in net assets resulting from operations......................   (4,406,159)       (3,650,490)
                                                                       ------------     -------------
Capital Transactions:
  Proceeds from shares issued.........................................   64,244,120       190,155,173
  Cost of shares redeemed.............................................  (84,445,978)     (153,277,438)
                                                                       ------------     -------------
  Change in net assets resulting from capital transactions............  (20,201,858)       36,877,735
                                                                       ------------     -------------
  Change in net assets................................................  (24,608,017)       33,227,245
Net Assets:
  Beginning of period.................................................   33,227,245                --
                                                                       ------------     -------------
  End of period....................................................... $  8,619,228     $  33,227,245
                                                                       ============     =============
Share Transactions:
  Issued..............................................................    2,315,613         6,598,208
  Redeemed............................................................   (3,109,726)       (5,429,593)
                                                                       ------------     -------------
  Change in shares....................................................     (794,113)        1,168,615
                                                                       ============     =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Healthcare

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                   For the period
                                                                    For the six                 January 22, 2001/(a)/
                                                                   months ended                       through
                                                                   June 30, 2002                 December 31, 2001
                                                                  -------------                 --------------------
                                                                    (Unaudited)
Net Asset Value, Beginning of Period.............................  $    28.43                       $     30.00
                                                                   ----------                       -----------
Investment Activities:
  Net investment loss............................................      (0.09)/(b)/                       (0.30)/(b)/
  Net realized and unrealized losses on investments..............      (5.32)                            (1.27)
                                                                   ----------                       -----------
  Total loss from investment activities..........................      (5.41)                            (1.57)
                                                                   ----------                       -----------
Net Asset Value, End of Period...................................  $    23.02                       $     28.43
                                                                   ==========                       ===========
Total Return.....................................................     (19.03)%/(c)/                      (5.23)%/(c)/
Ratios/Supplemental Data:
Net assets, end of period........................................  $8,619,228                       $33,227,245
Ratio of expenses to average net assets..........................        1.87%/(d)/                        2.06%/(d)/
Ratio of net investment loss to average net assets...............      (0.67)%/(d)/                      (1.10)%/(d)/
Ratio of expenses to average net assets*.........................        1.96%/(d)/                        2.06%/(d)/
Portfolio turnover...............................................         473%                             1032%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

             PROFUNDS VP                    Schedule of Portfolio
             ProFund VP Technology                    Investments
             (Unaudited)                            June 30, 2002

        Common Stocks (98.8%)
                                                          Shares  Value
                                                          ------ --------
       3Com Corp.*.......................................  4,470 $ 19,668
       ADC Telecommunications, Inc.*.....................  9,238   21,155
       Adobe Systems, Inc................................  1,788   50,958
       Advanced Micro Devices, Inc.*.....................  2,682   26,069
       Affiliated Computer Services, Inc.--Class A*......    894   42,447
       Altera Corp.*.....................................  2,682   36,475
       Amdocs, Ltd.*.....................................  1,788   13,499
       Analog Devices*...................................  2,384   70,805
       Apple Computer, Inc.*.............................  2,980   52,806
       Applied Materials, Inc.*.......................... 10,728  204,047
       Applied Micro Circuits Corp.*.....................  3,278   15,505
       Atmel Corp.*......................................  3,874   24,251
       Autodesk, Inc.....................................  1,192   15,794
       Avaya, Inc.*......................................  3,576   17,701
       Axcelis Technologies, Inc.*.......................  1,788   20,204
       BEA Systems, Inc.*................................  2,980   28,340
       BMC Software, Inc.*...............................  2,086   34,628
       Broadcom Corp.--Class A*..........................  1,490   26,135
       Brocade Communications Systems, Inc.*.............  1,788   31,254
       Cadence Design Systems, Inc.*.....................  2,086   33,626
       Check Point Software Technologies, Ltd.*..........  1,490   20,204
       CIENA Corp.*......................................  3,874   16,232
       Cisco Systems, Inc.*.............................. 47,084  656,823
       Computer Associates International, Inc............  3,278   52,087
       Computer Sciences Corp.*..........................  1,192   56,978
       Compuware Corp.*..................................  3,278   19,897
       Comverse Technology, Inc.*........................  1,490   13,797
       Corning, Inc......................................  7,450   26,448
       Crown Castle International Corp.*.................  2,980   11,711
       Cypress Semiconductor Corp.*......................  1,192   18,095
       Dell Computer Corp.*.............................. 14,900  389,486
       Electronic Data Systems Corp......................  2,682   99,636
       EMC Corp.*........................................ 14,602  110,245
       Emulex Corp.*.....................................    894   20,124
       Extreme Networks, Inc.*...........................  1,490   14,557
       Fairchild Semiconductor International, Inc.*......  1,192   28,966
       Harris Corp.......................................    596   21,599
       Hewlett-Packard Co................................ 17,582  268,653
       Integrated Device Technology, Inc.*...............  1,192   21,623
       Intel Corp........................................ 42,614  778,557
       International Business Machines Corp.............. 10,728  772,416
       Intersil Corp.--Class A*..........................  1,192   25,485
       Intuit, Inc.*.....................................  1,490   74,083
       J.D. Edwards & Co.*...............................  1,192   14,483
       JDS Uniphase Corp.*...............................  9,834   26,257
       Juniper Networks, Inc.*...........................  2,682   15,153
       KLA-Tencor Corp.*.................................  1,192   52,436
       KPMG Consulting, Inc.*............................  1,490   22,141
       Lam Research Corp.*...............................  1,192   21,432
       Level 3 Communications, Inc.*.....................  3,576   10,549
       Lexmark International Group, Inc.*................    894   48,634
       Linear Technology Corp............................  2,086   65,563
       LSI Logic Corp.*..................................  2,980   26,075
       Lucent Technologies, Inc.......................... 24,436   40,564
       Marvell Technology Group, Ltd.*...................    894   17,782
       Maxim Integrated Products, Inc.*..................  2,086   79,956
       Maxtor Corp.*.....................................  3,278   14,817
       Mercury Interactive Corp.*........................    894   20,526
       Microchip Technology, Inc.*.......................  1,490   40,871

     Common Stocks, continued
                                                        Shares     Value
                                                       --------- ----------
    Micron Technology, Inc.*..........................    3,576  $   72,307
    Microsoft Corp.*..................................   29,800   1,630,061
    Motorola, Inc.....................................   14,900     214,858
    National Semiconductor Corp.*.....................    1,192      34,771
    NCR Corp.*........................................      894      30,932
    NetIQ Corp.*......................................      894      20,231
    Network Appliance, Inc.*..........................    2,682      33,364
    Network Associates, Inc.*.........................    1,192      22,970
    Novell, Inc.*.....................................    5,066      16,262
    Novellus Systems, Inc.*...........................    1,192      40,528
    NVIDIA Corp.*.....................................      894      15,359
    Oracle Corp.*.....................................   27,118     256,808
    Overture Services, Inc.*..........................      596      14,888
    Palm, Inc.*.......................................    7,450      13,112
    PeopleSoft, Inc.*.................................    1,788      26,605
    Pitney Bowes, Inc.................................    1,788      71,019
    PMC-Sierra, Inc.*.................................    1,490      13,812
    QLogic Corp.*.....................................      596      22,708
    Qualcomm, Inc.*...................................    5,066     139,264
    Rational Software Corp.*..........................    1,788      14,679
    Retek, Inc.*......................................      596      14,483
    Reynolds & Reynolds Co............................      894      24,987
    Rockwell Collins, Inc.............................    1,192      32,685
    Scientific-Atlanta, Inc...........................    1,192      19,608
    Semtech Corp.*....................................      894      23,870
    Siebel Systems, Inc.*.............................    2,980      42,376
    Storage Technology Corp.*.........................    1,192      19,036
    Sun Microsystems, Inc.*...........................   21,456     107,495
    SunGard Data Systems, Inc.*.......................    2,086      55,237
    Symantec Corp.*...................................    1,192      39,157
    Synopsys, Inc.*...................................      596      32,667
    Tellabs, Inc.*....................................    2,980      18,476
    Teradyne, Inc.*...................................    1,192      28,012
    Texas Instruments, Inc............................   11,026     261,315
    Unisys Corp.*.....................................    3,278      29,502
    VeriSign, Inc.*...................................    2,086      14,998
    Veritas Software Corp.*...........................    2,682      53,077
    WebMD Corp.*......................................    2,980      16,777
    Xerox Corp........................................    5,364      37,387
    Xilinx, Inc.*.....................................    2,384      53,473
    Yahoo!, Inc.*.....................................    3,576      52,783
                                                                 ----------
    TOTAL COMMON STOCKS...............................            8,502,247
                                                                 ----------
     Federal Home Loan Bank (0.5%)
                                                       Principal
                                                        Amount
                                                       ---------
    Federal Home Loan Bank, 1.35%, 07/01/02...........  $39,000      38,996
                                                                 ----------
    TOTAL FEDERAL HOME LOAN BANK......................               38,996
                                                                 ----------
    TOTAL INVESTMENTS (Cost $9,352,754)/(a)/--(99.3%).            8,541,243
    Other assets in excess of liabilities--(0.7%).....               62,325
                                                                 ----------
    NET ASSETS--(100.0%)..............................           $8,603,568
                                                                 ==========

------
*Non-income producing security.
/(a)/Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

                     Unrealized appreciation.. $   208,155
                     Unrealized depreciation..  (1,019,666)
                                               -----------
                     Net unrealized
                      depreciation............ $  (811,511)
                                               ===========

              See accompanying notes to the financial statements.

             PROFUNDS VP
             ProFund VP Technology
             (Unaudited)


         Statement of Assets and Liabilities
                                                          June 30, 2002
        Assets:
          Investments, at value (cost $9,352,754)........  $ 8,541,243
          Cash...........................................          212
          Dividends and interest receivable..............        2,699
          Receivable for investments sold................       85,578
          Prepaid expenses...............................          162
                                                           -----------
           Total Assets..................................    8,629,894
                                                           -----------
        Liabilities:
          Advisory fees payable..........................          614
          Administration fees payable....................          443
          Administrative services fees payable...........       13,382
          Distribution fees payable......................        7,329
          Other accrued expenses.........................        4,558
                                                           -----------
           Total Liabilities.............................       26,326
                                                           -----------
        Net Assets.......................................  $ 8,603,568
                                                           ===========
        Net Assets consist of:
          Capital........................................  $19,093,116
          Accumulated net investment loss................     (133,321)
          Accumulated net realized losses on investments.   (9,544,716)
          Net unrealized appreciation/(depreciation) on
           investments...................................     (811,511)
                                                           -----------
        Net Assets.......................................  $ 8,603,568
                                                           ===========
          Shares of Beneficial Interest Outstanding......      713,844
                                                           ===========
          Net Asset Value (offering and redemption
           price per share)..............................  $     12.05
                                                           ===========

       Statement of Operations
                                   For the six months ended June 30, 2002
      Investment Income:
        Dividends............................................ $    10,858
        Interest.............................................         556
                                                              -----------
         Total Income........................................      11,414
                                                              -----------
      Expenses:
        Advisory fees........................................      54,855
        Management services fees.............................      10,971
        Administration fees..................................       3,266
        Administrative services fees.........................      30,912
        Distribution fees....................................      18,285
        Custody fees.........................................      14,287
        Fund accounting fees.................................       5,835
        Transfer agent fees..................................      10,305
        Other fees...........................................      10,694
                                                              -----------
         Total Expenses before waivers.......................     159,410
         Less Expenses waived by the Investment Advisor......     (14,675)
                                                              -----------
         Net Expenses........................................     144,735
                                                              -----------
      Net Investment Loss....................................    (133,321)
                                                              -----------
      Realized and Unrealized Losses on Investments:
        Net realized losses on investments...................  (4,565,743)
        Net change in unrealized appreciation/(depreciation)
         on investments......................................  (2,537,137)
                                                              -----------
         Net realized and unrealized losses on investments...  (7,102,880)
                                                              -----------
      Change in Net Assets Resulting from Operations......... $(7,236,201)
                                                              ===========

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

 Statements of Changes in Net Assets
                                                                                           For the period
                                                                           For the      January 22, 2001/(a)/
                                                                       six months ended       through
                                                                        June 30, 2002    December 31, 2001
                                                                       ---------------- --------------------
                                                                         (Unaudited)
From Investment Activities:
Operations:
  Net investment loss.................................................   $   (133,321)     $    (186,340)
  Net realized losses on investments..................................     (4,565,743)        (4,978,973)
  Net change in unrealized appreciation/(depreciation) on investments.     (2,537,137)         1,725,626
                                                                         ------------      -------------
  Change in net assets resulting from operations......................     (7,236,201)        (3,439,687)
                                                                         ------------      -------------
Capital Transactions:
  Proceeds from shares issued.........................................     68,362,537        156,261,933
  Cost of shares redeemed.............................................    (67,932,588)      (137,412,426)
                                                                         ------------      -------------
  Change in net assets resulting from capital transactions............        429,949         18,849,507
                                                                         ------------      -------------
  Change in net assets................................................     (6,806,252)        15,409,820
Net Assets:
  Beginning of period.................................................     15,409,820                 --
                                                                         ------------      -------------
  End of period.......................................................   $  8,603,568      $  15,409,820
                                                                         ============      =============
Share Transactions:
  Issued..............................................................      3,916,827          8,154,984
  Redeemed............................................................     (4,060,286)        (7,297,681)
                                                                         ------------      -------------
  Change in shares....................................................       (143,459)           857,303
                                                                         ============      =============

------
/(a)/Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

                                                                                                   For the
                                                                                               six months ended
                                                                                                June 30, 2002
                                                                                               ----------------
                                                                                                 (Unaudited)
                     Net Asset Value, Beginning of Period.....................................    $    17.97
                                                                                                  ----------
                     Investment Activities:
                       Net investment loss....................................................         (0.15)/(b)/
                      Net realized and unrealized losses on investments.......................         (5.77)
                                                                                                  ----------
                       Total loss from investment activities..................................         (5.92)
                                                                                                  ----------
                     Net Asset Value, End of Period...........................................    $    12.05
                                                                                                  ==========
                     Total Return.............................................................        (32.94)%/(c)/
                     Ratios/Supplemental Data:
                     Net assets, end of period................................................    $8,603,568
                     Ratio of expenses to average net assets..................................          1.98%/(d)/
                     Ratio of net investment loss to average net assets.......................         (1.83)%/(d)/
                     Ratio of expenses to average net assets*.................................          2.18%/(d)/
                     Portfolio turnover.......................................................           814%

 Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
                                                                                                  For the period
                                                                                               January 22, 2001/(a)/
                                                                                                     through
                                                                                                December 31, 2001
                                                                                               --------------------

                     Net Asset Value, Beginning of Period.....................................     $     30.00
                                                                                                   -----------
                     Investment Activities:
                       Net investment loss....................................................           (0.34)/(b)/
                      Net realized and unrealized losses on investments.......................          (11.69)
                                                                                                   -----------
                       Total loss from investment activities..................................          (12.03)
                                                                                                   -----------
                     Net Asset Value, End of Period...........................................     $     17.97
                                                                                                   ===========
                     Total Return.............................................................          (40.10)%/(c)/
                     Ratios/Supplemental Data:
                     Net assets, end of period................................................     $15,409,820
                     Ratio of expenses to average net assets..................................            2.10%/(d)/
                     Ratio of net investment loss to average net assets.......................           (1.91)%/(d)/
                     Ratio of expenses to average net assets*.................................            2.10%/(d)/
                     Portfolio turnover.......................................................            2548%

------
*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
/(a)/Commencement of operations.
/(b)/Per share net investment loss has been calculated using the daily average shares method.
/(c)/Not annualized.
/(d)/Annualized.

              See accompanying notes to the financial statements.

PROFUNDS VP

                         Notes to Financial Statements
                                 June 30, 2002
                                  (Unaudited)

1. Organization

   ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of ninety-two separately managed series, seventy-four of which are operational as of June 30, 2002. These accompanying financial statements relate to the following portfolios:
   ProFund VP Financial, ProFund VP Healthcare and ProFund VP Technology (collectively, the "ProFunds VP" and individually, a "ProFund VP"). Each ProFund VP is a "non-diversified" series of the Trust pursuant to the 1940 Act.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

   Investment Valuation

   Securities, except as otherwise noted, in the portfolio of a ProFund VP that are listed or traded on a stock exchange are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities maturing in 60 days or less are valued at amortized cost which approximates market value.

   For the ProFunds VP, futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees. Valuation of securities held by the portfolio is discussed in the accompanying notes to the financial statements for the portfolio included else where in this report.

   Repurchase Agreements

   Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

   The ProFunds VP require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

                                   Continued

PROFUNDS VP

                                 June 30, 2002
                                  (Unaudited)


   Futures Contracts

   The ProFunds VP may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. The initial margin, which is a substantial amount of the cash balance, is reflected in the cash balance on the Statement of Assets and Liabilities and is restricted as to its use by the ProFund VP. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses when cash is exchanged. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

   Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   Index Options and Options on Futures Contracts

   The ProFunds VP may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options or futures contracts the cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

   Index options and options on futures contracts are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

   Securities Transactions and Related Income

   Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Expenses

   Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis.

   Distributions to Shareholders

   Each of the ProFunds VP intends to declare and distribute to its shareholders annually all of the year's net investment income and net capital gains. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

                                   Continued

PROFUNDS VP

                                 June 30, 2002
                                  (Unaudited)


   Federal Income Tax

   Each of the ProFunds VP intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

3. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

   The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP of 0.75%.

   For its services as Administrator, the ProFunds VP pay BISYS an annual fee based on the following schedule of average net assets: 0.05% of average daily net assets from $0 to $2 billion, 0.04% on the next $3 billion of average daily net assets, 0.03% on the next $5 billion of average daily net assets, and 0.02% of average daily net assets over $10 billion. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.

   ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

   Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

   Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services by ProFund Advisors LLC.

   The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse expenses of the ProFunds VP for the period ending June 30, 2002 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP.

   The Advisor may request and receive reimbursement of the advisory and management services fees waived or limited and other expenses reimbursed by them at a later date not to exceed three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of each ProFund VP are at an annual rate less than the expense limit for the payments made through the period ending December 31. As of the period ending June 30, 2002, the reimbursement that may potentially be made by the ProFunds VP is as follows:

                                             Expires 2005
                                             ------------
                       ProFund VP Financial.   $ 6,127
                       ProFund VP Healthcare     9,993
                       ProFund VP Technology    14,675

4. Securities Transactions

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2002 were as follows:

                                       Purchases      Sales
                                      ------------ ------------
                ProFund VP Financial. $227,154,896 $232,834,247
                ProFund VP Healthcare  100,463,063  119,823,485
                ProFund VP Technology   98,904,408   98,506,959


                                   Continued

PROFUNDS VP

                  Notes to Financial Statements, (concluded)
                                 June 30, 2002
                                  (Unaudited)

5. Concentration of Credit Risk

   The ProFund VP Financial, ProFund VP Healthcare and ProFund VP Technology maintain exposure to a limited number of issuers conducting business in a specific market sector. These ProFunds VP are subject to the risk that those issuers (or that market sector) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. This would make the performance of these particular ProFunds VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.